Intangible assets, net - Summary of Estimated Future Amortization Expense of Intangible Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
For the year ended December 31,
2020	¥ 177,111
2021	174,736
2022	174,736
2023	174,736
2024	173,660
Thereafter	11,586
Total	886,565
Amortization expense	¥ 222,800	¥ 222,500	¥ 224,400